Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000920547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011

Baron Small Cap Growth Fund (Prospectus Summary) | Baron Small Cap Growth Fund
TOUCHSTONE BARON SMALL CAP GROWTH FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Baron Small Cap Growth Fund seeks long-term capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Baron Small Cap Growth Fund
Management Fees		1.05%
Other Expenses		0.37%
Shareholder Service Fees		0.002
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.63%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.56%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Baron Small Cap Growth Fund	159	507	880	1,927

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of assets in common stocks of small-sized growth companies. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. A small-sized growth company is defined as a company having a market capitalization of under  $2.5 billion at the time of purchase. The Fund's sub-advisor, BAMCO, Inc. ("BAMCO"), seeks securities that it believes have (1)
favorable price to value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition; and (2)
the potential to increase in value at least 100% over the next four or five years. Securities are selected for their capital appreciation potential and investment income is not a consideration in BAMCO's stock selection process. The
Fund's investments may include stocks in the technology sector.

Subject to the Fund's 80% investment policy, the Fund will add to positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in BAMCO's opinion, the company is still an attractive investment. BAMCO will sell securities if it believes they no longer offer the potential for 100% return over the next four or five years or if it uncovers inaccuracies in its stock selection process. BAMCO will also sell securities to make changes to the Fund's portfolio structure, concentration or capitalization. BAMCO will not sell positions just because their market values have increased.

THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the stock market as a whole goes down
o     Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o     If the market continually values the stocks in the Fund's portfolio lower than BAMCO believes they should be valued
o     Because growth oriented funds may underperform when value investing is in favor
o     If the companies in which the Fund invests do not grow as rapidly as expected
o     Because although the Fund is diversified, it may establish significant positions in companies in which BAMCO has great conviction. If the stock price of one or more of those companies should decrease, it could cause the Fund's net asset value to drop to a greater extent than a fund that does not have significant positions in one or more companies
o     If BAMCO's stock selection process does not accurately identify attractive investments
o     Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Baron Small Cap Growth Fund by showing changes in the
Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell
2000 Growth Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Inclusion of those fees would reduce the total return figures for all periods.
The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

BARON SMALL CAP GROWTH FUND PERFORMANCE AS OF DECEMBER 31

Best Quarter: 2nd Quarter 2009 +20.00%   Worst Quarter: 4th Quarter 2008 -23.24%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Baron Small Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Baron Small Cap Growth Fund Return	Baron Small Cap Growth Fund Return	24.93%	6.02%	8.46%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Baron Small Cap Growth Fund (Prospectus Summary) | Baron Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE BARON SMALL CAP GROWTH FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Baron Small Cap Growth Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of assets in common stocks of small-sized growth companies. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. A small-sized growth company is defined as a company having a market capitalization of under  $2.5 billion at the time of purchase. The Fund's sub-advisor, BAMCO, Inc. ("BAMCO"), seeks securities that it believes have (1)
favorable price to value characteristics, are well managed, have significant long term growth prospects and have significant barriers to competition; and (2)
the potential to increase in value at least 100% over the next four or five years. Securities are selected for their capital appreciation potential and investment income is not a consideration in BAMCO's stock selection process. The
Fund's investments may include stocks in the technology sector.

Subject to the Fund's 80% investment policy, the Fund will add to positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in BAMCO's opinion, the company is still an attractive investment. BAMCO will sell securities if it believes they no longer offer the potential for 100% return over the next four or five years or if it uncovers inaccuracies in its stock selection process. BAMCO will also sell securities to make changes to the Fund's portfolio structure, concentration or capitalization. BAMCO will not sell positions just because their market values have increased.

Risk, Heading	rr_RiskHeading	THE KEY RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the stock market as a whole goes down
o     Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o     If the market continually values the stocks in the Fund's portfolio lower than BAMCO believes they should be valued
o     Because growth oriented funds may underperform when value investing is in favor
o     If the companies in which the Fund invests do not grow as rapidly as expected
o     Because although the Fund is diversified, it may establish significant positions in companies in which BAMCO has great conviction. If the stock price of one or more of those companies should decrease, it could cause the Fund's net asset value to drop to a greater extent than a fund that does not have significant positions in one or more companies
o     If BAMCO's stock selection process does not accurately identify attractive investments
o     Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Baron Small Cap Growth Fund by showing changes in the
Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell
2000 Growth Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Inclusion of those fees would reduce the total return figures for all periods.
The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Baron Small Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell 2000 Growth Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	BARON SMALL CAP GROWTH FUND PERFORMANCE AS OF DECEMBER 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2nd Quarter 2009 +20.00%   Worst Quarter: 4th Quarter 2008 -23.24%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Baron Small Cap Growth Fund (Prospectus Summary) | Baron Small Cap Growth Fund | Baron Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.24%)
Baron Small Cap Growth Fund | Baron Small Cap Growth Fund Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Baron Small Cap Growth Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.46%
Baron Small Cap Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Baron Small Cap Growth Fund | Baron Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Shareholder Service Fees	ck0000920547_OperatingExpenseAdditionalExpense1	0.002
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	507
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	880
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,927
Annual Return 2001	rr_AnnualReturn2001	6.60%
Annual Return 2002	rr_AnnualReturn2002	(14.05%)
Annual Return 2003	rr_AnnualReturn2003	33.43%
Annual Return 2004	rr_AnnualReturn2004	27.82%
Annual Return 2005	rr_AnnualReturn2005	7.69%
Annual Return 2006	rr_AnnualReturn2006	18.26%
Annual Return 2007	rr_AnnualReturn2007	2.76%
Annual Return 2008	rr_AnnualReturn2008	(33.64%)
Annual Return 2009	rr_AnnualReturn2009	32.94%
Annual Return 2010	rr_AnnualReturn2010	24.93%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund
TOUCHSTONE MID CAP GROWTH FUND SUMMARY
THE FUND'S INVESTMENT GOALS
The Touchstone Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Mid Cap Growth Fund
Management Fees	[1]	0.75%
Other Expenses		0.34%
Shareholder Service Fees		0.0013
Total Annual Fund Operating Expenses	[2][3]	1.22%
[1]	"Management Fees" have been restated to reflect that the Board of Trustees approved a change to the Fund's advisory fee schedule effective March 1, 2011. Under the previous fee schedule, the Fund paid 0.80%. Under the amended fee schedule, the Fund pays a fee of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets and 0.65% on assets over $1 billion.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended December 31, 2010.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.26%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Mid Cap Growth Fund	124	387	670	1,477

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. A mid cap company has a market capitalization between  $1.5 billion and  $12 billion or within the range of market capitalizations represented in the
Russell Midcap Index (between  $1.3 billion and  $14 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The size of the companies in the Russell Midcap Index will change with market conditions.

The Fund invests primarily in stocks of domestic growth companies that the
Fund's sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"),
believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

Westfield generally will sell a security if one or more of the following occurs:

(1)   the predetermined price target objective is exceeded;
(2)   there is an alteration to the original investment case;
(3)   valuation relative to the stock's peer group is no longer attractive; or
(4)   better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the stock market as a whole goes down
o     Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o     If the companies in which the Fund invests do not grow as rapidly or increase in value as expected
o     If the methodologies used by the sub-advisors to select stocks do not identify attractive investments
o     Because actively trading securities generally results in greater expenses to the Fund, which may lower the Fund's performance
o     Because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell Mid Cap Growth
Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

TOUCHSTONE MID CAP GROWTH FUND PERFORMANCE AS OF DECEMBER 31

Best Quarter: 2nd Quarter 2003 +22.30%   Worst Quarter: 4th Quarter 2008 -26.70%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Mid Cap Growth Fund	Mid Cap Growth Fund Return	21.63%	6.27%	6.91%
Mid Cap Growth Fund Russell Mid Cap Growth Index	Russell Mid Cap Growth Index (reflects no deductions for fees, expenses or taxes)	26.38%	4.88%	3.12%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MID CAP GROWTH FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOALS
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended December 31, 2010.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. A mid cap company has a market capitalization between  $1.5 billion and  $12 billion or within the range of market capitalizations represented in the
Russell Midcap Index (between  $1.3 billion and  $14 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The size of the companies in the Russell Midcap Index will change with market conditions.

The Fund invests primarily in stocks of domestic growth companies that the
Fund's sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"),
believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

Westfield generally will sell a security if one or more of the following occurs:

(1)   the predetermined price target objective is exceeded;
(2)   there is an alteration to the original investment case;
(3)   valuation relative to the stock's peer group is no longer attractive; or
(4)   better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

Risk, Heading	rr_RiskHeading	THE KEY RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the stock market as a whole goes down
o     Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o     If the companies in which the Fund invests do not grow as rapidly or increase in value as expected
o     If the methodologies used by the sub-advisors to select stocks do not identify attractive investments
o     Because actively trading securities generally results in greater expenses to the Fund, which may lower the Fund's performance
o     Because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell Mid Cap Growth
Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell Mid Cap Growth Index.
Bar Chart, Heading	rr_BarChartHeading	TOUCHSTONE MID CAP GROWTH FUND PERFORMANCE AS OF DECEMBER 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2nd Quarter 2003 +22.30%   Worst Quarter: 4th Quarter 2008 -26.70%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Mid Cap Growth Fund (Prospectus Summary) | Mid Cap Growth Fund | Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.70%)
Mid Cap Growth Fund | Russell Mid Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Mid Cap Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Mid Cap Growth Fund | Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Shareholder Service Fees	ck0000920547_OperatingExpenseAdditionalExpense1	0.0013
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Annual Return 2001	rr_AnnualReturn2001	(2.62%)
Annual Return 2002	rr_AnnualReturn2002	(22.31%)
Annual Return 2003	rr_AnnualReturn2003	47.26%
Annual Return 2004	rr_AnnualReturn2004	12.06%
Annual Return 2005	rr_AnnualReturn2005	15.29%
Annual Return 2006	rr_AnnualReturn2006	16.18%
Annual Return 2007	rr_AnnualReturn2007	14.43%
Annual Return 2008	rr_AnnualReturn2008	(39.70%)
Annual Return 2009	rr_AnnualReturn2009	38.99%
Annual Return 2010	rr_AnnualReturn2010	21.63%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Mid Cap Growth Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.91%

[1]	"Management Fees" have been restated to reflect that the Board of Trustees approved a change to the Fund's advisory fee schedule effective March 1, 2011. Under the previous fee schedule, the Fund paid 0.80%. Under the amended fee schedule, the Fund pays a fee of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets and 0.65% on assets over $1 billion.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended December 31, 2010.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.26%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Third Avenue Value Fund (Prospectus Summary) | Third Avenue Value Fund
TOUCHSTONE THIRD AVENUE VALUE FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Third Avenue Value Fund seeks long-term capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Third Avenue Value Fund
Management Fees		0.80%
Other Expenses		0.34%
Shareholder Service Fees		0.0023
Total Annual Fund Operating Expenses	[1]	1.37%
Fee Waiver and/or Expense Reimbursement	[2]	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.17%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects extraordinary expenses related to the Fund's investments in Passive Foreign Investment Companies. If this expense were included, Other Expenses would be 0.64%.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.17%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Third Avenue Value Fund	119	414	731	1,629

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies believed to have high quality assets and a relative absence of liabilities) at a discount to what the Fund's sub-advisor, Third Avenue Management LLC ("TAM"), believes is their intrinsic value. The Fund invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The Fund may invest up to
50% of its total assets in securities of foreign companies and up to 25% of its total assets in companies located in emerging markets. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the stock market as a whole goes down
o     Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion
o     Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o     Because the Fund frequently finds value in industries that appear to be temporarily depressed and the prices of securities in these industries may tend to go down more than those of companies in other industries
o     Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o     Because emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries
o     Because the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries
o     If the market continually values the stocks in the Fund's portfolio lower than TAM believes they should be valued
o     If the companies in which the Fund invests do not grow as rapidly as expected
o     Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund
o     Because value oriented funds may underperform when growth investing is in favor
o     If TAM's stock selection process does not identify attractive investments

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Third Avenue Value Fund by showing changes in the
Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell
3000 Value Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Inclusion of those fees would reduce the total return figures for all periods.
The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

THIRD AVENUE VALUE FUND PERFORMANCE AS OF DECEMBER 31

Best Quarter: 2nd Quarter 2009 +19.46%   Worst Quarter: 4th Quarter 2008 -29.44%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Third Avenue Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Third Avenue Value Fund Return	Third Avenue Value Fund Return	20.20%	2.02%	8.10%
Russell 3000 Value Index	Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)	16.23%	1.45%	3.63%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Third Avenue Value Fund (Prospectus Summary) | Third Avenue Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE THIRD AVENUE VALUE FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Third Avenue Value Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects extraordinary expenses related to the Fund's investments in Passive Foreign Investment Companies. If this expense were included, Other Expenses would be 0.64%.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies believed to have high quality assets and a relative absence of liabilities) at a discount to what the Fund's sub-advisor, Third Avenue Management LLC ("TAM"), believes is their intrinsic value. The Fund invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The Fund may invest up to
50% of its total assets in securities of foreign companies and up to 25% of its total assets in companies located in emerging markets. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Risk, Heading	rr_RiskHeading	THE KEY RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the stock market as a whole goes down
o     Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion
o     Because securities of small cap and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
o     Because the Fund frequently finds value in industries that appear to be temporarily depressed and the prices of securities in these industries may tend to go down more than those of companies in other industries
o     Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o     Because emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries
o     Because the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries
o     If the market continually values the stocks in the Fund's portfolio lower than TAM believes they should be valued
o     If the companies in which the Fund invests do not grow as rapidly as expected
o     Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund
o     Because value oriented funds may underperform when growth investing is in favor
o     If TAM's stock selection process does not identify attractive investments

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Third Avenue Value Fund by showing changes in the
Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell
3000 Value Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Inclusion of those fees would reduce the total return figures for all periods.
The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Third Avenue Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell 3000 Value Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	THIRD AVENUE VALUE FUND PERFORMANCE AS OF DECEMBER 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2nd Quarter 2009 +19.46%   Worst Quarter: 4th Quarter 2008 -29.44%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Third Avenue Value Fund (Prospectus Summary) | Third Avenue Value Fund | Third Avenue Value Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-004-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.44%)
Third Avenue Value Fund | Third Avenue Value Fund Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Third Avenue Value Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.10%
Third Avenue Value Fund | Russell 3000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.63%
Third Avenue Value Fund | Third Avenue Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Shareholder Service Fees	ck0000920547_OperatingExpenseAdditionalExpense1	0.0023
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	731
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,629
Annual Return 2001	rr_AnnualReturn2001	15.23%
Annual Return 2002	rr_AnnualReturn2002	(17.49%)
Annual Return 2003	rr_AnnualReturn2003	40.19%
Annual Return 2004	rr_AnnualReturn2004	25.93%
Annual Return 2005	rr_AnnualReturn2005	17.41%
Annual Return 2006	rr_AnnualReturn2006	15.87%
Annual Return 2007	rr_AnnualReturn2007	(1.79%)
Annual Return 2008	rr_AnnualReturn2008	(38.50%)
Annual Return 2009	rr_AnnualReturn2009	31.39%
Annual Return 2010	rr_AnnualReturn2010	20.20%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects extraordinary expenses related to the Fund's investments in Passive Foreign Investment Companies. If this expense were included, Other Expenses would be 0.64%.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.17%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Large Cap Core Equity Fund (Prospectus Summary) | Large Cap Core Equity Fund
TOUCHSTONE LARGE CAP CORE EQUITY FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Large Cap Core Equity Fund
Management Fees		0.65%
Other Expenses		0.27%
Shareholder Service Fees		0.0012
Total Annual Fund Operating Expenses		1.04%
Fee Waiver and/or Expense Reimbursement	[1]	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.  The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product.  If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Large Cap Core Equity Fund	102	327	570	1,267

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in common stocks of large cap companies. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. A large cap company has a market capitalization found within the Russell 1000 Index (between  $1.3 billion and
 $283 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions. The Fund's portfolio will generally consist of 40 to 60 stocks. The Fund's investments may include companies in the technology sector.

The Fund's sub-advisor, Todd/Veredus Asset Management LLC ("Todd/Veredus"), selects stocks that it believes are attractively valued with active catalysts in place. Todd/Veredus uses a database of 4,000 stocks from which to choose the companies that will be selected for the Fund's portfolio. The following process is followed to assist Todd/Veredus in its selections:

o     The 4,000 stocks are reduced to 1,000 by screening for the stocks in the
      Russell 1000 Index.
o     The 1,000 stocks are reduced by screening for the largest market capitalizations (over  $10 Billion).
o     A model is applied to select stocks that Todd/Veredus believes are priced at a discount to their true value.
o     Todd/Veredus then searches for those companies that it believes have unrecognized earnings potential versus their competitors. Restructuring announcements, changes in regulations and spot news can be indicators of improved earnings potential.

Stocks are considered for sale if Todd/Veredus believes they are overpriced, or if a significant industry or company development forces a re-evaluation of expected earnings. Stocks will be sold if the relative price to intrinsic value reaches 50% or more above the Russell 1000, if a structural event permanently lowers the company's expected earnings, or if the integrity of accounting is in doubt. The portfolio is rebalanced periodically, or as needed, due to changes in the Russell 1000 or the Fund's other portfolio securities.

Todd/Veredus's selection process is expected to cause the Fund's portfolio to have some of the following characteristics:

o     Attractive relative value
o     Unrecognized earnings potential
o     Above-average market capitalization
o     Seasoned management
o     Dominant industry position

THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the stock market as a whole goes down
o     Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion
o     If the stock selection model does not accurately identify stocks that are priced at a discount to their true value
o     If the market continually values the stocks in the Fund's portfolio lower than Todd/Veredus believes they should be valued
o     Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Large Cap Core Equity Fund by showing changes in the
Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell
1000 Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Inclusion of those fees would reduce the total return figures for all periods.
The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

TOUCHSTONE LARGE CAP CORE EQUITY FUND PERFORMANCE AS OF DECEMBER 31

Best Quarter: 2nd Quarter 2003 +18.26%   Worst Quarter: 4th Quarter 2008 -22.65%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns Large Cap Core Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Large Cap Core Equity Fund Return	Large Cap Core Equity Fund Return	12.20%	3.76%	1.02%
Russell 1000 Index	Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	16.10%	2.59%	1.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Large Cap Core Equity Fund (Prospectus Summary) | Large Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE LARGE CAP CORE EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.  The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product.  If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its total assets in common stocks of large cap companies. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. A large cap company has a market capitalization found within the Russell 1000 Index (between  $1.3 billion and
 $283 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions. The Fund's portfolio will generally consist of 40 to 60 stocks. The Fund's investments may include companies in the technology sector.

The Fund's sub-advisor, Todd/Veredus Asset Management LLC ("Todd/Veredus"), selects stocks that it believes are attractively valued with active catalysts in place. Todd/Veredus uses a database of 4,000 stocks from which to choose the companies that will be selected for the Fund's portfolio. The following process is followed to assist Todd/Veredus in its selections:

o     The 4,000 stocks are reduced to 1,000 by screening for the stocks in the
      Russell 1000 Index.
o     The 1,000 stocks are reduced by screening for the largest market capitalizations (over  $10 Billion).
o     A model is applied to select stocks that Todd/Veredus believes are priced at a discount to their true value.
o     Todd/Veredus then searches for those companies that it believes have unrecognized earnings potential versus their competitors. Restructuring announcements, changes in regulations and spot news can be indicators of improved earnings potential.

Stocks are considered for sale if Todd/Veredus believes they are overpriced, or if a significant industry or company development forces a re-evaluation of expected earnings. Stocks will be sold if the relative price to intrinsic value reaches 50% or more above the Russell 1000, if a structural event permanently lowers the company's expected earnings, or if the integrity of accounting is in doubt. The portfolio is rebalanced periodically, or as needed, due to changes in the Russell 1000 or the Fund's other portfolio securities.

Todd/Veredus's selection process is expected to cause the Fund's portfolio to have some of the following characteristics:

o     Attractive relative value
o     Unrecognized earnings potential
o     Above-average market capitalization
o     Seasoned management
o     Dominant industry position

Risk, Heading	rr_RiskHeading	THE KEY RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the stock market as a whole goes down
o     Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion
o     If the stock selection model does not accurately identify stocks that are priced at a discount to their true value
o     If the market continually values the stocks in the Fund's portfolio lower than Todd/Veredus believes they should be valued
o     Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Large Cap Core Equity Fund by showing changes in the
Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell
1000 Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Inclusion of those fees would reduce the total return figures for all periods.
The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Large Cap Core Equity Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Russell 1000 Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	TOUCHSTONE LARGE CAP CORE EQUITY FUND PERFORMANCE AS OF DECEMBER 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2nd Quarter 2003 +18.26%   Worst Quarter: 4th Quarter 2008 -22.65%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Large Cap Core Equity Fund (Prospectus Summary) | Large Cap Core Equity Fund | Large Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.65%)
Large Cap Core Equity Fund | Large Cap Core Equity Fund Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Large Cap Core Equity Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.02%
Large Cap Core Equity Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.83%
Large Cap Core Equity Fund | Large Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Shareholder Service Fees	ck0000920547_OperatingExpenseAdditionalExpense1	0.0012
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	570
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,267
Annual Return 2001	rr_AnnualReturn2001	(11.45%)
Annual Return 2002	rr_AnnualReturn2002	(22.67%)
Annual Return 2003	rr_AnnualReturn2003	32.00%
Annual Return 2004	rr_AnnualReturn2004	5.08%
Annual Return 2005	rr_AnnualReturn2005	(3.06%)
Annual Return 2006	rr_AnnualReturn2006	26.57%
Annual Return 2007	rr_AnnualReturn2007	5.32%
Annual Return 2008	rr_AnnualReturn2008	(35.20%)
Annual Return 2009	rr_AnnualReturn2009	24.06%
Annual Return 2010	rr_AnnualReturn2010	12.20%

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

High Yield Fund (Prospectus Summary) | High Yield Fund
TOUCHSTONE HIGH YIELD FUND SUMMARY
THE FUND'S INVESTMENT GOALS
The Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal. Capital appreciation is a secondary consideration.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		High Yield Fund
Management Fees		0.50%
Other Expenses		0.36%
Shareholder Service Fees		0.0019
Total Annual Fund Operating Expenses	[1]	1.05%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.05%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
High Yield Fund	107	334	579	1,283

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of assets, under normal circumstances, in non-investment grade debt securities. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The
Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as
"junk bonds" and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that it believes exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that Fort Washington believes offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the
Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     Because issuers of non-investment grade debt securities are more likely than issuers of investment grade debt securities to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession
o     If interest rates go up, causing the value of any debt securities held by the Fund to decline
o     If Fort Washington's investment selection process does not identify attractive investments
o     Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

Non-investment grade debt securities are generally considered riskier than investment grade debt securities. The total return and yield of non-investment grade debt securities can be expected to fluctuate more than the total return and yield of higher quality bonds. Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor's credit analysis and market analysis.

High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk, and prepayment risk. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process. Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor's credit analysis and market analysis. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology.

Investment grade debt securities may be downgraded by a Nationally Recognized
Statistical Rating Organization ("NRSRO") to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition.
Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the BofA Merrill Lynch
High Yield Cash Pay Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

HIGH YIELD FUND PERFORMANCE AS OF DECEMBER 31

Best Quarter: 2nd Quarter 2009 +22.20%   Worst Quarter: 4th Quarter 2008 -18.46%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
High Yield Fund	High Yield Fund Return	12.65%	6.58%	7.81%
High Yield Fund BofA Merrill Lynch High Yield Cash Pay Index	BofA Merrill Lynch High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)	15.24%	8.68%	8.72%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
High Yield Fund (Prospectus Summary) | High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE HIGH YIELD FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOALS
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal. Capital appreciation is a secondary consideration.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of assets, under normal circumstances, in non-investment grade debt securities. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The
Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as
"junk bonds" and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that it believes exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that Fort Washington believes offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the
Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

Risk, Heading	rr_RiskHeading	THE KEY RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     Because issuers of non-investment grade debt securities are more likely than issuers of investment grade debt securities to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession
o     If interest rates go up, causing the value of any debt securities held by the Fund to decline
o     If Fort Washington's investment selection process does not identify attractive investments
o     Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities

Non-investment grade debt securities are generally considered riskier than investment grade debt securities. The total return and yield of non-investment grade debt securities can be expected to fluctuate more than the total return and yield of higher quality bonds. Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor's credit analysis and market analysis.

High yield bonds are subject to the following risks normally associated with investing in fixed income securities: credit risk, interest rate risk, leverage risk, liquidity risk, and prepayment risk. These bonds are often thinly traded and can be more difficult to sell and value accurately than investment grade bonds. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process. Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor's credit analysis and market analysis. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology.

Investment grade debt securities may be downgraded by a Nationally Recognized
Statistical Rating Organization ("NRSRO") to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition.
Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the BofA Merrill Lynch
High Yield Cash Pay Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the BofA Merrill Lynch High Yield Cash Pay Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	HIGH YIELD FUND PERFORMANCE AS OF DECEMBER 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2nd Quarter 2009 +22.20%   Worst Quarter: 4th Quarter 2008 -18.46%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
High Yield Fund (Prospectus Summary) | High Yield Fund | High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.46%)
High Yield Fund | BofA Merrill Lynch High Yield Cash Pay Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.72%
High Yield Fund | High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Shareholder Service Fees	ck0000920547_OperatingExpenseAdditionalExpense1	0.0019
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Annual Return 2001	rr_AnnualReturn2001	6.93%
Annual Return 2002	rr_AnnualReturn2002	2.82%
Annual Return 2003	rr_AnnualReturn2003	23.99%
Annual Return 2004	rr_AnnualReturn2004	9.55%
Annual Return 2005	rr_AnnualReturn2005	3.27%
Annual Return 2006	rr_AnnualReturn2006	7.90%
Annual Return 2007	rr_AnnualReturn2007	1.78%
Annual Return 2008	rr_AnnualReturn2008	(24.31%)
Annual Return 2009	rr_AnnualReturn2009	46.90%
Annual Return 2010	rr_AnnualReturn2010	12.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	High Yield Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.81%

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.05%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Core Bond Fund (Prospectus Summary) | Core Bond Fund
TOUCHSTONE CORE BOND FUND SUMMARY
THE FUND'S INVESTMENT GOALS
The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Core Bond Fund
Management Fees		0.55%
Other Expenses		0.31%
Shareholder Service Fees		0.0005
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[2]	0.93%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Core Bond Fund	95	296	515	1,143

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 487% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund expects to have an average effective maturity between 5 and 15 years. The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated as low as B by a Nationally
Recognized Statistical Rating Organization ("NRSRO"). Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

In deciding what securities to buy and sell for the Fund, the Fund's sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington"),
analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

THE KEY RISKS
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If interest rates go up, causing the value of any debt securities held by the Fund to decline
o     Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities
o     If the issuer of a security is unable to make timely payments of principal or interest when due
o     Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment and call risk
o     Because during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related securities and asset-backed securities may face valuation difficulties, become more volatile and/or become illiquid
o     Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession
o     If the analysis used by Fort Washington to select securities does not identify attractive investments
o     Because actively trading securities generally results in greater expenses to the Fund, which may lower the Fund's performance

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds,
Government National Mortgage Association ("GNMA") securities and Overseas
Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan
Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation
("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business
Administration ("SBA") and Tennessee Valley Authority ("TVA").

Non-investment grade debt securities are generally considered riskier than investment grade debt securities. The total return and yield of non-investment grade debt securities can be expected to fluctuate more than the total return and yield of higher quality bonds. Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor's credit analysis and market analysis.

Investment grade debt securities may be downgraded by a NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition,
NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Core Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Barclays Capital U.S.
Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

CORE BOND FUND PERFORMANCE AS OF DECEMBER 31

Best Quarter: 3rd Quarter 2009 +6.34%    Worst Quarter: 3rd Quarter 2008 -2.35%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Core Bond Fund	Core Bond Fund Return	7.57%	5.58%	5.20%
Core Bond Fund Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Core Bond Fund (Prospectus Summary) | Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE CORE BOND FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOALS
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 487% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	487.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund expects to have an average effective maturity between 5 and 15 years. The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated as low as B by a Nationally
Recognized Statistical Rating Organization ("NRSRO"). Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

In deciding what securities to buy and sell for the Fund, the Fund's sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington"),
analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

Risk, Heading	rr_RiskHeading	THE KEY RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If interest rates go up, causing the value of any debt securities held by the Fund to decline
o     Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities
o     If the issuer of a security is unable to make timely payments of principal or interest when due
o     Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment and call risk
o     Because during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related securities and asset-backed securities may face valuation difficulties, become more volatile and/or become illiquid
o     Because issuers of non-investment grade debt securities are more likely to be unable to make timely payments of interest or principal, particularly during an economic downturn or recession
o     If the analysis used by Fort Washington to select securities does not identify attractive investments
o     Because actively trading securities generally results in greater expenses to the Fund, which may lower the Fund's performance

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds,
Government National Mortgage Association ("GNMA") securities and Overseas
Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan
Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation
("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business
Administration ("SBA") and Tennessee Valley Authority ("TVA").

Non-investment grade debt securities are generally considered riskier than investment grade debt securities. The total return and yield of non-investment grade debt securities can be expected to fluctuate more than the total return and yield of higher quality bonds. Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor's credit analysis and market analysis.

Investment grade debt securities may be downgraded by a NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition,
NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Core Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Barclays Capital U.S.
Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Core Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and 10 Years compare with the Barclays Capital U.S. Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	CORE BOND FUND PERFORMANCE AS OF DECEMBER 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 3rd Quarter 2009 +6.34%    Worst Quarter: 3rd Quarter 2008 -2.35%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Core Bond Fund (Prospectus Summary) | Core Bond Fund | Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.35%)
Core Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Core Bond Fund | Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Shareholder Service Fees	ck0000920547_OperatingExpenseAdditionalExpense1	0.0005
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2001	rr_AnnualReturn2001	7.85%
Annual Return 2002	rr_AnnualReturn2002	7.93%
Annual Return 2003	rr_AnnualReturn2003	3.49%
Annual Return 2004	rr_AnnualReturn2004	3.31%
Annual Return 2005	rr_AnnualReturn2005	1.68%
Annual Return 2006	rr_AnnualReturn2006	4.05%
Annual Return 2007	rr_AnnualReturn2007	5.45%
Annual Return 2008	rr_AnnualReturn2008	(3.26%)
Annual Return 2009	rr_AnnualReturn2009	14.90%
Annual Return 2010	rr_AnnualReturn2010	7.57%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Core Bond Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.20%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Money Market Fund (Prospectus Summary) | Money Market Fund
TOUCHSTONE MONEY MARKET FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of  $1.00 per share.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Money Market Fund
Management Fees		0.18%
Other Expenses		0.25%
Shareholder Service Fees		0.0022
Total Annual Fund Operating Expenses	[1][2]	0.65%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects voluntary waivers.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Money Market Fund	66	208	362	810

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in U.S. Government securities and high-quality money market instruments rated in one of the top two short-term rating categories or determined by the Fund's sub-advisor, Fort Washington Investment Advisors, Inc.
("Fort Washington") to be of comparable quality. The Fund's investments may include:

o     Bank obligations, including certificates of deposit, bankers' acceptances and time deposits
o     U.S. Government securities issued directly by the U.S. Treasury or by agencies of the U.S. Government
o     Short-term corporate debt securities
o     Short-term municipal securities
o     Variable and floating rate securities
o     Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, and purchases only
United States dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 10% of its total assets in "Daily Liquid Assets" and at least 30% of its total assets in "Weekly Liquid Assets." "Daily Liquid
Assets" include cash (including demand deposits), direct obligations of the U.S.
Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)
that will mature or are subject to a demand feature that is exercisable and payable within 5 business days. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of
1940 designed to help it maintain a constant share price of  $1.00 per share.

THE KEY RISKS
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any
other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund. There is no guarantee that the Fund will be able to avoid a negative yield. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. Adverse developments affecting banks could have a negative effect on the value of the
Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than  $1.00 per share.

In addition, the United States has experienced during the past few years significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than  $1.00 per share.

The Fund's yield may decrease:

o     If interest rates decrease.
o     If issuers are unable to make timely payments of interest or principal.

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds,
Government National Mortgage Association ("GNMA") securities and Overseas
Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal Home Loan Bank ("FHLB"), Federal Farm Credit Banks
("FFCB"), Federal National Mortgage Association ("FNMA"), Federal Home Loan
Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation
("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business
Administration ("SBA") and Tennessee Valley Authority ("TVA").

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of  $1.00 per share.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 Year, 5 Years and Since Inception. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

MONEY MARKET FUND AS OF DECEMBER 31

Best Quarter: 3rd Quarter 2007 +1.31%     Worst Quarter: 2nd Quarter 2010 +0.00%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Money Market Fund	Money Market Fund Return	0.19%	2.82%	2.40%	May 1, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Money Market Fund (Prospectus Summary) | Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MONEY MARKET FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in U.S. Government securities and high-quality money market instruments rated in one of the top two short-term rating categories or determined by the Fund's sub-advisor, Fort Washington Investment Advisors, Inc.
("Fort Washington") to be of comparable quality. The Fund's investments may include:

o     Bank obligations, including certificates of deposit, bankers' acceptances and time deposits
o     U.S. Government securities issued directly by the U.S. Treasury or by agencies of the U.S. Government
o     Short-term corporate debt securities
o     Short-term municipal securities
o     Variable and floating rate securities
o     Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, and purchases only
United States dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 10% of its total assets in "Daily Liquid Assets" and at least 30% of its total assets in "Weekly Liquid Assets." "Daily Liquid
Assets" include cash (including demand deposits), direct obligations of the U.S.
Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)
that will mature or are subject to a demand feature that is exercisable and payable within 5 business days. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of
1940 designed to help it maintain a constant share price of  $1.00 per share.

Risk, Heading	rr_RiskHeading	THE KEY RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any
other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the
Fund. There is no guarantee that the Fund will be able to avoid a negative yield. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. Adverse developments affecting banks could have a negative effect on the value of the
Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than  $1.00 per share.

In addition, the United States has experienced during the past few years significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than  $1.00 per share.

The Fund's yield may decrease:

o     If interest rates decrease.
o     If issuers are unable to make timely payments of interest or principal.

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds,
Government National Mortgage Association ("GNMA") securities and Overseas
Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal Home Loan Bank ("FHLB"), Federal Farm Credit Banks
("FFCB"), Federal National Mortgage Association ("FNMA"), Federal Home Loan
Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation
("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business
Administration ("SBA") and Tennessee Valley Authority ("TVA").

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of  $1.00 per share.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 Year, 5 Years and Since Inception. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 Year, 5 Years and Since Inception.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	MONEY MARKET FUND AS OF DECEMBER 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 3rd Quarter 2007 +1.31%     Worst Quarter: 2nd Quarter 2010 +0.00%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Money Market Fund (Prospectus Summary) | Money Market Fund | Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market Fund | Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Shareholder Service Fees	ck0000920547_OperatingExpenseAdditionalExpense1	0.0022
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	810
Annual Return 2002	rr_AnnualReturn2002	1.58%
Annual Return 2003	rr_AnnualReturn2003	1.01%
Annual Return 2004	rr_AnnualReturn2004	1.35%
Annual Return 2005	rr_AnnualReturn2005	3.16%
Annual Return 2006	rr_AnnualReturn2006	4.94%
Annual Return 2007	rr_AnnualReturn2007	5.17%
Annual Return 2008	rr_AnnualReturn2008	2.99%
Annual Return 2009	rr_AnnualReturn2009	0.88%
Annual Return 2010	rr_AnnualReturn2010	0.19%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Money Market Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2001

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects voluntary waivers.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Conservative ETF Fund (Prospectus Summary) | Conservative ETF Fund
TOUCHSTONE CONSERVATIVE ETF FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Conservative ETF Fund seeks total return by investing for income and capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Conservative ETF Fund
Management Fees		0.40%
Other Expenses		0.35%
Shareholder Service Fees		0.0025
Acquired Fund Fees and Expenses	[1]	0.24%
Total Annual Fund Operating Expenses		1.24%
Fee Waiver and/or Expense Reimbursement	[2]	0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.99%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Conservative ETF Fund	101	369	657	1,478

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd/Veredus Asset
Management LLC ("Todd/Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares(R) Trust: iShares Barclays Aggregate Bond Fund                       50%
iShares(R) Trust: iShares Barclays 1-3 Treasury Bond Fund                    15%
iShares(R) Trust: iShares MSCI EAFE Index Fund                                7%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                     2%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                    2%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                   1%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                  1%
iShares(R) Trust: iShares S&P 500 Value Index Fund                           11%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                           8%
iShares(R) Trust: iShares S&P 500 Index Fund                                  3%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd/Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd/Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year.
Because the changes in returns for these assets affect their expected return in the future, Todd/Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

THE KEY RISKS
The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in ETFs, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the securities market as a whole goes down
o     If any of the underlying funds in the Fund's portfolio do not increase in value as expected
o     If interest rates go up, causing the value of debt securities held by an underlying fund to decline
o     If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
o     Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o     Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
o     Because the market value of exchange-traded fund ("ETF") shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
o     If Todd/Veredus' asset allocation models do not successfully anticipate market trends
o     Because an active trading market for ETF shares may fail to develop, the listing exchange may halt trading of the underlying ETF shares, the ETF shares may fail to track the referenced index and the ETF may hold troubled securities in the referenced index

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Conservative ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the Barclays
Capital U.S. Aggregate Bond Index and a blended index comprised of 35% of the
S&P Composite 1500 Index and 65% of the Barclays Capital U.S. Aggregate Bond
Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.

CONSERVATIVE ETF FUND AS OF DECEMBER 31

Best Quarter: 3rd Quarter 2009 +7.91%     Worst Quarter: 1st Quarter 2009 -4.33%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Conservative ETF Fund	Conservative ETF Fund Return	8.81%	4.72%	4.98%	Jul 16, 2004
Conservative ETF Fund Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.40%	Jul 16, 2004
Conservative ETF Fund Blend - 35% S&P Composite 1500 & 65% Barclays Capital U.S. Aggregate Bond Index	Blend - 35% S&P Composite 1500 & 65% Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	9.98%	4.70%	5.27%	Jul 16, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Conservative ETF Fund (Prospectus Summary) | Conservative ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE CONSERVATIVE ETF FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Conservative ETF Fund seeks total return by investing for income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd/Veredus Asset
Management LLC ("Todd/Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares(R) Trust: iShares Barclays Aggregate Bond Fund                       50%
iShares(R) Trust: iShares Barclays 1-3 Treasury Bond Fund                    15%
iShares(R) Trust: iShares MSCI EAFE Index Fund                                7%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                     2%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                    2%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                   1%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                  1%
iShares(R) Trust: iShares S&P 500 Value Index Fund                           11%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                           8%
iShares(R) Trust: iShares S&P 500 Index Fund                                  3%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd/Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd/Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year.
Because the changes in returns for these assets affect their expected return in the future, Todd/Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

Risk, Heading	rr_RiskHeading	THE KEY RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in ETFs, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the securities market as a whole goes down
o     If any of the underlying funds in the Fund's portfolio do not increase in value as expected
o     If interest rates go up, causing the value of debt securities held by an underlying fund to decline
o     If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
o     Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o     Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
o     Because the market value of exchange-traded fund ("ETF") shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
o     If Todd/Veredus' asset allocation models do not successfully anticipate market trends
o     Because an active trading market for ETF shares may fail to develop, the listing exchange may halt trading of the underlying ETF shares, the ETF shares may fail to track the referenced index and the ETF may hold troubled securities in the referenced index

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Conservative ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the Barclays
Capital U.S. Aggregate Bond Index and a blended index comprised of 35% of the
S&P Composite 1500 Index and 65% of the Barclays Capital U.S. Aggregate Bond
Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Conservative ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the Barclays Capital U.S. Aggregate Bond Index and a blended index comprised of 35% of the S&P Composite 1500 Index and 65% of the Barclays Capital U.S. Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	CONSERVATIVE ETF FUND AS OF DECEMBER 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 3rd Quarter 2009 +7.91%     Worst Quarter: 1st Quarter 2009 -4.33%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Conservative ETF Fund (Prospectus Summary) | Conservative ETF Fund | Conservative ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.33%)
Conservative ETF Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Conservative ETF Fund | Blend - 35% S&P Composite 1500 & 65% Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blend - 35% S&P Composite 1500 & 65% Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Conservative ETF Fund | Conservative ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Shareholder Service Fees	ck0000920547_OperatingExpenseAdditionalExpense1	0.0025
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	657
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,478
Annual Return 2005	rr_AnnualReturn2005	3.32%
Annual Return 2006	rr_AnnualReturn2006	8.15%
Annual Return 2007	rr_AnnualReturn2007	5.76%
Annual Return 2008	rr_AnnualReturn2008	(9.49%)
Annual Return 2009	rr_AnnualReturn2009	11.79%
Annual Return 2010	rr_AnnualReturn2010	8.81%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Conservative ETF Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Moderate ETF Fund (Prospectus Summary) | Moderate ETF Fund
TOUCHSTONE MODERATE ETF FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Moderate ETF Fund
Management Fees		0.40%
Other Expenses		0.27%
Shareholder Service Fees		0.0022
Acquired Fund Fees and Expenses	[1]	0.25%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver and/ or Expense Reimbursement	[2]	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Moderate ETF Fund	102	348	614	1,374

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 19% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd/Veredus Asset
Management LLC ("Todd/Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares(R) Trust: iShares Barclays Aggregate Bond Fund                       40%
iShares(R) Trust: iShares MSCI EAFE Index Fund                               12%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                     3%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                    3%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                   2%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                  1%
iShares(R) Trust: iShares S&P 500 Value Index Fund                           19%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                          14%
iShares(R) Trust: iShares S&P 500 Index Fund                                  6%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd/Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd/Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year.
Because the changes in returns for these assets affect their expected return in the future, Todd/Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

THE KEY RISKS
The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in ETFs, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the securities market as a whole goes down
o     If any of the underlying funds in the Fund's portfolio do not increase in value as expected
o     If interest rates go up, causing the value of debt securities held by an underlying fund to decline
o     If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
o     Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o     Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
o     Because the market value of exchange-traded fund ("ETF") shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
o     If Todd/Veredus' asset allocation models do not successfully anticipate market trends
o     Because an active trading market for ETF shares may fail to develop, the listing exchange may halt trading of the underlying ETF shares, the ETF shares may fail to track the referenced index and the ETF may hold troubled securities in the referenced index

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Moderate ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the S&P Composite
1500 Index and a blended index comprised of 60% of the S&P Composite 1500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

MODERATE ETF FUND AS OF DECEMBER 31

Best Quarter: 3rd Quarter 2009 +11.41%    Worst Quarter: 4th Quarter 2008 -9.58%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Moderate ETF Fund	Moderate ETF Fund Return	11.25%	3.98%	4.85%	Jul 16, 2004
Moderate ETF Fund S&P Composite 1500 Index	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)	16.38%	2.65%	4.09%	Jul 16, 2004
Moderate ETF Fund Blend - 60% S&P Composite 1500 & 40% Barclays Capital U.S. Aggregate Bond Index	Blend - 60% S&P Composite 1500 & 40% Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	12.44%	3.91%	4.96%	Jul 16, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Moderate ETF Fund (Prospectus Summary) | Moderate ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MODERATE ETF FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd/Veredus Asset
Management LLC ("Todd/Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares(R) Trust: iShares Barclays Aggregate Bond Fund                       40%
iShares(R) Trust: iShares MSCI EAFE Index Fund                               12%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                     3%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                    3%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                   2%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                  1%
iShares(R) Trust: iShares S&P 500 Value Index Fund                           19%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                          14%
iShares(R) Trust: iShares S&P 500 Index Fund                                  6%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd/Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd/Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year.
Because the changes in returns for these assets affect their expected return in the future, Todd/Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

Risk, Heading	rr_RiskHeading	THE KEY RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in ETFs, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the securities market as a whole goes down
o     If any of the underlying funds in the Fund's portfolio do not increase in value as expected
o     If interest rates go up, causing the value of debt securities held by an underlying fund to decline
o     If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
o     Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o     Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
o     Because the market value of exchange-traded fund ("ETF") shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
o     If Todd/Veredus' asset allocation models do not successfully anticipate market trends
o     Because an active trading market for ETF shares may fail to develop, the listing exchange may halt trading of the underlying ETF shares, the ETF shares may fail to track the referenced index and the ETF may hold troubled securities in the referenced index

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Moderate ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the S&P Composite
1500 Index and a blended index comprised of 60% of the S&P Composite 1500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Moderate ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the S&P Composite 1500 Index and a blended index comprised of 60% of the S&P Composite 1500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.
Bar Chart, Heading	rr_BarChartHeading	MODERATE ETF FUND AS OF DECEMBER 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 3rd Quarter 2009 +11.41%    Worst Quarter: 4th Quarter 2008 -9.58%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Moderate ETF Fund (Prospectus Summary) | Moderate ETF Fund | Moderate ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.58%)
Moderate ETF Fund | S&P Composite 1500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Moderate ETF Fund | Blend - 60% S&P Composite 1500 & 40% Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blend - 60% S&P Composite 1500 & 40% Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Moderate ETF Fund | Moderate ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Shareholder Service Fees	ck0000920547_OperatingExpenseAdditionalExpense1	0.0022
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/ or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	614
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,374
Annual Return 2005	rr_AnnualReturn2005	3.93%
Annual Return 2006	rr_AnnualReturn2006	10.97%
Annual Return 2007	rr_AnnualReturn2007	5.24%
Annual Return 2008	rr_AnnualReturn2008	(20.34%)
Annual Return 2009	rr_AnnualReturn2009	17.44%
Annual Return 2010	rr_AnnualReturn2010	11.25%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Moderate ETF Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Aggressive ETF Fund (Prospectus Summary) | Aggressive ETF Fund
TOUCHSTONE AGGRESSIVE ETF FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Aggressive ETF Fund seeks capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Aggressive ETF Fund
Management Fees		0.40%
Other Expenses		0.42%
Shareholder Service Fees		0.0025
Acquired Fund Fees and Expenses	[1]	0.27%
Total Annual Fund Operating Expenses		1.34%
Fee Waiver and/or Expense Reimbursement	[2]	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.02%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aggressive ETF Fund	104	393	703	1,585

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd/Veredus Asset
Management LLC ("Todd/Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares(R) Trust: iShares Barclays Aggregate Bond Fund                       20%
iShares(R) Trust: iShares MSCI EAFE Index Fund                               16%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                     4%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                    4%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                   4%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                  1%
iShares(R) Trust: iShares S&P 500 Value Index Fund                           25%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                          18%
iShares(R) Trust: iShares S&P 500 Index Fund                                  8%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd/Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd/Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year.
Because the changes in returns for these assets affect their expected return in the future, Todd/Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

THE KEY RISKS
The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in ETFs, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the securities market as a whole goes down
o     If any of the underlying funds in the Fund's portfolio do not increase in value as expected
o     If interest rates go up, causing the value of debt securities held by an underlying fund to decline
o     If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
o     Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o     Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
o     Because the market value of exchange-traded fund ("ETF") shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
o     If Todd/Veredus' asset allocation models do not successfully anticipate market trends
o     Because the Fund allocates a significant percentage of its assets in stocks, rather than bonds, it may be subject to greater risks than an ETF
      Fund that has higher allocations in the bond market
o     Because an active trading market for ETF shares may fail to develop, the listing exchange may halt trading of the underlying ETF shares, the ETF shares may fail to track the referenced index and the ETF may hold troubled securities in the referenced index

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Aggressive ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the S&P Composite
1500 Index and a blended index comprised of 80% of the S&P Composite 1500 Index and 20% of the Barclays Capital U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

AGGRESSIVE ETF FUND AS OF DECEMBER 31

Best Quarter: 3rd Quarter 2009 +14.11%   Worst Quarter: 4th Quarter 2008 -15.64%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aggressive ETF Fund	Aggressive ETF Fund Return	13.19%	3.11%	4.44%	Jul 16, 2004
Aggressive ETF Fund S&P Composite 1500 Index	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)	16.38%	2.65%	4.09%	Jul 16, 2004
Aggressive ETF Fund Blend - 80% S&P Composite 1500 & 20% Barclays Capital U.S. Aggregate Bond Index	Blend - 80% S&P Composite 1500 & 20% Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	14.41%	3.28%	4.58%	Jul 16, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Aggressive ETF Fund (Prospectus Summary) | Aggressive ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE AGGRESSIVE ETF FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Aggressive ETF Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd/Veredus Asset
Management LLC ("Todd/Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares(R) Trust: iShares Barclays Aggregate Bond Fund                       20%
iShares(R) Trust: iShares MSCI EAFE Index Fund                               16%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                     4%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                    4%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                   4%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                  1%
iShares(R) Trust: iShares S&P 500 Value Index Fund                           25%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                          18%
iShares(R) Trust: iShares S&P 500 Index Fund                                  8%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd/Veredus expects to rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At that time, Todd/Veredus may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year.
Because the changes in returns for these assets affect their expected return in the future, Todd/Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

Risk, Heading	rr_RiskHeading	THE KEY RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in ETFs, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the securities market as a whole goes down
o     If any of the underlying funds in the Fund's portfolio do not increase in value as expected
o     If interest rates go up, causing the value of debt securities held by an underlying fund to decline
o     If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
o     Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o     Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
o     Because the market value of exchange-traded fund ("ETF") shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
o     If Todd/Veredus' asset allocation models do not successfully anticipate market trends
o     Because the Fund allocates a significant percentage of its assets in stocks, rather than bonds, it may be subject to greater risks than an ETF
      Fund that has higher allocations in the bond market
o     Because an active trading market for ETF shares may fail to develop, the listing exchange may halt trading of the underlying ETF shares, the ETF shares may fail to track the referenced index and the ETF may hold troubled securities in the referenced index

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Aggressive ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the S&P Composite
1500 Index and a blended index comprised of 80% of the S&P Composite 1500 Index and 20% of the Barclays Capital U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Aggressive ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the S&P Composite 1500 Index and a blended index comprised of 80% of the S&P Composite 1500 Index and 20% of the Barclays Capital U.S. Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	AGGRESSIVE ETF FUND AS OF DECEMBER 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 3rd Quarter 2009 +14.11%   Worst Quarter: 4th Quarter 2008 -15.64%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Aggressive ETF Fund (Prospectus Summary) | Aggressive ETF Fund | Aggressive ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.64%)
Aggressive ETF Fund | S&P Composite 1500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Aggressive ETF Fund | Blend - 80% S&P Composite 1500 & 20% Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blend - 80% S&P Composite 1500 & 20% Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Aggressive ETF Fund | Aggressive ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Shareholder Service Fees	ck0000920547_OperatingExpenseAdditionalExpense1	0.0025
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,585
Annual Return 2005	rr_AnnualReturn2005	4.63%
Annual Return 2006	rr_AnnualReturn2006	13.52%
Annual Return 2007	rr_AnnualReturn2007	5.12%
Annual Return 2008	rr_AnnualReturn2008	(29.12%)
Annual Return 2009	rr_AnnualReturn2009	21.72%
Annual Return 2010	rr_AnnualReturn2010	13.19%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Aggressive ETF Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

Enhanced ETF Fund (Prospectus Summary) | Enhanced ETF Fund
TOUCHSTONE ENHANCED ETF FUND SUMMARY
THE FUND'S INVESTMENT GOAL
The Touchstone Enhanced ETF Fund seeks high capital appreciation.

THE FUND'S FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Enhanced ETF Fund
Management Fees		0.40%
Other Expenses		0.42%
Shareholder Service Fees		0.0025
Acquired Fund Fees and Expenses	[1]	0.37%
Total Annual Fund Operating Expenses		1.44%
Fee Waiver and/or Expense Reimbursement	[2]	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.12%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Enhanced ETF Fund	114	424	756	1,697

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 121% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology varies asset class weights over time to focus on those with the best potential for appreciation. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd/Veredus Asset Management LLC
("Todd/Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

Based on the strategy outlined above the Fund is invested in the following funds at the percentages indicated:

iShares(R) Trust: iShares Barclays Aggregate Bond Fund                        3%
iShares(R) Trust: iShares MSCI EAFE Index Fund                                3%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                    22%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                   22%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                  22%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                 22%
iShares(R) Trust: iShares S&P 500 Value Index Fund                            3%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                           3%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd/Veredus expects to rebalance the Fund's assets semiannually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate. Todd/Veredus may review and update the model periodically through the year. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, Todd/Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

THE KEY RISKS
The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in ETFs, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the securities market as a whole goes down
o     If any of the underlying funds in the Fund's portfolio do not increase in value as expected
o     If interest rates go up, causing the value of debt securities held by an underlying fund to decline
o     If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
o     Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o     Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
o     Because the market value of exchange-traded fund ("ETF") shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
o     If Todd/Veredus' asset allocation models do not successfully anticipate market trends
o     Because the Fund allocates a significant percentage of its assets in stocks, rather than bonds, it may be subject to greater risks than an ETF
      Fund that has higher allocations in the bond market
o     Because an active trading market for ETF shares may fail to develop, the listing exchange may halt trading of the underlying ETF shares, the ETF shares may fail to track the referenced index and the ETF may hold troubled securities in the referenced index

The Fund may actively vary the asset class weightings of its underlying funds to achieve its investment goals.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE
The bar chart and performance table below illustrate some indication of the risks of investing in the Enhanced ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the S&P Composite
1500 Index and a blended index comprised of 90% of the S&P Composite 1500 Index and 10% of the Barclays Capital U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

ENHANCED ETF FUND AS OF DECEMBER 31

Best Quarter: 3rd Quarter 2009 +14.35%   Worst Quarter: 4th Quarter 2008 -17.28%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Enhanced ETF Fund	Enhanced ETF Fund Return	11.50%	2.32%	4.73%	Jul 16, 2004
Enhanced ETF Fund S&P Composite 1500 Index	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)	16.38%	2.65%	4.09%	Jul 16, 2004
Enhanced ETF Fund Blend - 90% S&P Composite 1500 & 10% Barclays Capital U.S. Aggregate Bond Index	Blend - 90% S&P Composite 1500 & 10% Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	15.40%	2.97%	4.35%	Jul 16, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Enhanced ETF Fund (Prospectus Summary) | Enhanced ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE ENHANCED ETF FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	THE FUND'S INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Enhanced ETF Fund seeks high capital appreciation.

Expense, Heading	rr_ExpenseHeading	THE FUND'S FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 121% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a group of funds of the iShares(R) Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.
As employed by the Fund, this methodology varies asset class weights over time to focus on those with the best potential for appreciation. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the Fund's sub-advisor, Todd/Veredus Asset Management LLC
("Todd/Veredus"), analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

Based on the strategy outlined above the Fund is invested in the following funds at the percentages indicated:

iShares(R) Trust: iShares Barclays Aggregate Bond Fund                        3%
iShares(R) Trust: iShares MSCI EAFE Index Fund                                3%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                    22%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                   22%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                  22%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                 22%
iShares(R) Trust: iShares S&P 500 Value Index Fund                            3%
iShares(R) Trust: iShares S&P 500 Growth Index Fund                           3%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. Todd/Veredus expects to rebalance the Fund's assets semiannually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate. Todd/Veredus may review and update the model periodically through the year. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, Todd/Veredus will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

Risk, Heading	rr_RiskHeading	THE KEY RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in ETFs, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o     If the securities market as a whole goes down
o     If any of the underlying funds in the Fund's portfolio do not increase in value as expected
o     If interest rates go up, causing the value of debt securities held by an underlying fund to decline
o     If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
o     Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
o     Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
o     Because the market value of exchange-traded fund ("ETF") shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
o     If Todd/Veredus' asset allocation models do not successfully anticipate market trends
o     Because the Fund allocates a significant percentage of its assets in stocks, rather than bonds, it may be subject to greater risks than an ETF
      Fund that has higher allocations in the bond market
o     Because an active trading market for ETF shares may fail to develop, the listing exchange may halt trading of the underlying ETF shares, the ETF shares may fail to track the referenced index and the ETF may hold troubled securities in the referenced index

The Fund may actively vary the asset class weightings of its underlying funds to achieve its investment goals.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	THE FUND'S PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Enhanced ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the S&P Composite
1500 Index and a blended index comprised of 90% of the S&P Composite 1500 Index and 10% of the Barclays Capital U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce total return. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Enhanced ETF Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 Year, 5 Years and Since Inception compare with the S&P Composite 1500 Index and a blended index comprised of 90% of the S&P Composite 1500 Index and 10% of the Barclays Capital U.S. Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ENHANCED ETF FUND AS OF DECEMBER 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 3rd Quarter 2009 +14.35%   Worst Quarter: 4th Quarter 2008 -17.28%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2010
Enhanced ETF Fund (Prospectus Summary) | Enhanced ETF Fund | Enhanced ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-29
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.28%)
Enhanced ETF Fund | S&P Composite 1500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Enhanced ETF Fund | Blend - 90% S&P Composite 1500 & 10% Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blend - 90% S&P Composite 1500 & 10% Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004
Enhanced ETF Fund | Enhanced ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Shareholder Service Fees	ck0000920547_OperatingExpenseAdditionalExpense1	0.0025
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	424
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	756
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,697
Annual Return 2005	rr_AnnualReturn2005	6.02%
Annual Return 2006	rr_AnnualReturn2006	15.38%
Annual Return 2007	rr_AnnualReturn2007	4.03%
Annual Return 2008	rr_AnnualReturn2008	(31.40%)
Annual Return 2009	rr_AnnualReturn2009	22.17%
Annual Return 2010	rr_AnnualReturn2010	11.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Enhanced ETF Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.